Retirement plans liabilities (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Assets	R$ 396,528,353	R$ 347,456,760
Liabilities	372,980,645	327,409,523
Retirement plan liabilities from insurance and reinsurance contracts	(8,260,312)	0
Equity	23,547,708	R$ 20,047,237	R$ 19,450,844	R$ 17,042,210
Insurance and reinsurance contracts for assets [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Assets	8,267,289
Securities of insurance and reinsurance contracts	8,267,289
Insurance and reinsurance contracts for liabilities [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities	8,260,312
Retirement plan liabilities from insurance and reinsurance contracts	8,260,312
Insurance and reinsurance contracts for changes in equity [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Equity	6,977
Assets (liabilities)	R$ 6,977